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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999
                                                -------------

Check here if Amendment [   ]; Amendment Number: ________
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:       LAKE FOREST CAPITAL MANAGEMENT COMPANY
Address:    225 E. Deerpath
            Suite 260
            Lake Forest, IL 60045


 Form 13F File Number: 28-03749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert L. Meyers
Title:    Managing Director
Phone:    847-295-4075

Signature, Place, and Date of Signing:

Robert L. Meyers         Lake Forest, Illinois                  August 10, 1999
_____________________  ______________________________________   _______________
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s) .)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-_____________           _________________________________________
          [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            _______________________

Form 13F Information Table Entry Total:       _______________________

Form 13F Information Table Value Total:      $_______________________
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

          _____      28-_____________           ______________________________

          [Repeat as necessary.]

[LAKE FOREST CAPITAL MANAGEMENT LOGO]


===================================================================================================================================

                                                        FORM 13F
                                            Lake Forest Capital Management Co.
                                                      June 30, 1999

                                                                                                                     VOTING
                                                                                                                   AUTHORITY
                                                                                                              --------------------
                                                               VALUE  SHARES/ SH/  PUT/  INVSTMT    OTHER
       NAME OF ISSUER             TITLE OF CLASS  CUSIP      (X$1000) PRN AMT PRN  CALL  DSCRETN   MANAGERS   SOLE  SHARED   NONE
------------------------------    --------------  -----      -------- ------- --   ----  -------   --------   ----  ------  -------
Automatic Data zero 5.25% (put    CONV           053015ac7       56     50000 SH          Sole                                50000
Professional Bancorp Inc          CONV           743112aa2       20     12000 SH          Sole                                12000
Citigroup Cap VI                  PFD            17305L208      258     11000 SH          Sole                        4000    11000
Intl Paper Cap 7.875%             PFD            460140205      535     21400 SH          Sole                        1200    21400
Yorkshire Capital Corp 8.08%      PFD            98719V206      414     16800 SH          Sole                        3000    16800
Equity Residential Prop Series    PFD CV         29476L859      317     13300 SH          Sole                                13300
BT Investment International Eq    MFS            055922868     1888     12962 SH          Other                               12962
Domini Social Index Fund          MFS            257132100      206      5362 SH          Other                                5362
Fidelity Dividend Growth Fund     MFS            316389402     3563     45269 SH          Other                               45269
Strong Schafer Value Fund         MFS            862918109     1378     24848 SH          Other                               24848
Vanguard S&P 500 Index Fund       MFS            922908108     5991     47237 SH          Other                               47237
Vanguard U.S. Growth              MFS            921910105     2580     64382 SH          Other                               64382
AFLAC INC                         COM            001055102      529     11050 SH          Sole                         100    11050
AT & T Corp                       COM            001957109     1914     34295 SH          Sole                        4617    33107
Abbott Labs                       COM            002824100     1682     37074 SH          Sole                        7075    35049
                                                                  9       200 SH          Other                                 200
America Online Inc                COM            02364J104     1368     12440 SH          Sole                        1800    11990
American Home Prods Corp          COM            026609107     1123     19575 SH          Sole                                19575
American International Group I    COM            026874107     1719     14663 SH          Sole                        3510    13613
                                                                  9        75 SH          Other                                  75
Ameritech                         COM            030954101      232      3160 SH          Sole                                 3160
Aon Corp                          COM            037389103      310      7525 SH          Sole                                 7525
BP Amoco Plc                      COM            055622104     1104     10175 SH          Sole                                10175
Banc One Corp                     COM            06423A103      245      4114 SH          Sole                                 4114
BankAmerica Corp                  COM            06605F102     1857     25325 SH          Sole                        5725    23575
                                                                  7       100 SH          Other                                 100
Barnes & Noble Inc                COM            067774109      239      8725 SH          Sole                         275     8450
Bristol-Myers Squibb              COM            110122108      643      9126 SH          Sole                                 9126
Burlington Northern Santa Fe      COM            12189T104      354     11425 SH          Sole                         875    11300
                                                                  9       300 SH          Other                                 300
CVS Corp.                         COM            126650100     1420     27975 SH          Sole                        3925    26925
                                                                  5       100 SH          Other                                 100
Caterpillar Inc                   COM            149123101     2634     43895 SH          Sole                        9000    41495
                                                                 12       200 SH          Other                                 200
CenturyTel Inc.                   COM            156686107     2744      3491 SH          Sole                       11949    65514
                                                                  9       225 SH          Other                                 225
Cisco Systems Inc                 COM            17275R102     6755     39295 SH          Sole                       14382   100709
Citigroup Inc.                    COM            172967101     2884     60722 SH          Sole                       11507    56712
                                                                  9       187 SH          Other                                 187
Coca-Cola                         COM            191216100     1536     24776 SH          Sole                        4291    23576
Compaq Computer                   COM            204493100     1809     10824 SH          Sole                       14845    72185
                                                                  7       300 SH          Other                                 300
Conoco                            COM            208251306      858     30785 SH          Sole                        9685    27960
                                                                  8       300 SH          Other                                 300
Dial Corp                         COM            25247D101      855     23000 SH          Sole                        6375    21375
                                                                 11       300 SH          Other                                 300
Disney Company                    COM            254687106      510     16550 SH          Sole                                16550
DuPont (E I) de Nemours           COM            263534109     1682     24627 SH          Sole                        5665    22877
                                                                  7       100 SH          Other                                 100
Elan Corporation (ADR)            COM            284131208     2224     14614 SH          Sole                        8850    77800
                                                                 11       400 SH          Other                                 400
Enron Corp                        COM            293561106     1979     24205 SH          Sole                        4125    23080
                                                                 16       200 SH          Other                                 200



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[LAKE FOREST CAPITAL MANAGEMENT LOGO]


===================================================================================================================================

                                                        FORM 13F
                                            Lake Forest Capital Management Co.
                                                      June 30, 1999

                                                                                                                     VOTING
                                                                                                                   AUTHORITY
                                                                                                              --------------------
                                                               VALUE  SHARES/ SH/  PUT/  INVSTMT    OTHER
       NAME OF ISSUER             TITLE OF CLASS  CUSIP      (X$1000) PRN AMT PRN  CALL  DSCRETN   MANAGERS   SOLE  SHARED   NONE
------------------------------    --------------  -----      -------- ------- --   ----  -------   --------   ----  ------  -------
Exxon Corp                        COM            302290101     1304     16904 SH          Sole                         100    16904
Fed Ex                            COM            31304N107     2242     41330 SH          Sole                        8450    38930
                                                                 11       200 SH          Other                                 200
Federal Home Loan Mtg Corp        COM            313400301      990     17075 SH          Sole                        3850    16075
                                                                 17       300 SH          Other                                 300
Firstar Corp                      COM            33763V109      307     10950 SH          Sole                                10950
Ford Motor                        COM            345370100      483      8550 SH          Sole                                 8550
GTE Corp                          COM            362320103      453      6000 SH          Sole                                 6000
General Electric Co               COM            369604103     6303     55781 SH          Sole                        7786    53431
                                                                 17       150 SH          Other                                 150
Halliburton Co                    COM            406216101     1608     35530 SH          Sole                        7575    33205
                                                                  9       200 SH          Other                                 200
Hewlett-Packard                   COM            428236103      276      2750 SH          Sole                          50     2750
Home Depot Inc                    COM            437076102     3477     53960 SH          Sole                       11775    50585
                                                                 16       250 SH          Other                                 250
Household Intl Corp               COM            441815107     2940     62061 SH          Sole                       13250    58536
Intel Corp                        COM            458140100     4665     78400 SH          Sole                        6915    76325
                                                                 18       300 SH          Other                                 300
International Business Machine    COM            459200101     6327     48955 SH          Sole                        6430    47155
                                                                 39       300 SH          Other                                 300
J P Morgan & Co                   COM            616880100      207      1470 SH          Sole                                 1470
Johnson & Johnson                 COM            478160104     1371     13986 SH          Sole                        4461    12711
                                                                 10       100 SH          Other                                 100
Kohl's Corp                       COM            500255104     2069     26915 SH          Sole                        3815    25865
                                                                  8       100 SH          Other                                 100
Koninklijke Philips Electronic    COM            718337504     1806     17903 SH          Sole                        4520    16745
                                                                  9        92 SH          Other                                  92
Lucent Technologies               COM            549463107     3603     53426 SH          Sole                        9049    50876
                                                                 13       200 SH          Other                                 200
MBNA Corp                         COM            55262L100     2195     71668 SH          Sole                        8112    69268
                                                                  5       150 SH          Other                                 150
MCI WorldCom Inc                  COM            55268B106     2971     34526 SH          Sole                        6200    32826
                                                                  9       100 SH          Other                                 100
Masco Corporation                 COM            574599106     1195     41400 SH          Sole                        9775    38425
                                                                  6       200 SH          Other                                 200
McDonald's Corp                   COM            580135101      535     13000 SH          Sole                         150    13000
Mellon Bank Corp                  COM            585509102     1459     40100 SH          Sole                        7400    37700
Merck & Co                        COM            589331107     2639     35841 SH          Sole                        5958    34141
Microsoft Corporation             COM            594918104     5361     59444 SH          Sole                        9760    56569
Mobil Corp                        COM            607059102     2800     28356 SH          Sole                        4714    27006
                                                                 10       100 SH          Other                                 100
National City Corp                COM            635405103      983     15015 SH          Sole                        3740    14015
                                                                  7       100 SH          Other                                 100
Nestle (ADR)                      COM            641069406     1772     19670 SH          Sole                        4770    18345
                                                                  5        50 SH          Other                                  50
Nokia Corp (ADR)                  COM            654902204     4390     47945 SH          Sole                        7100    46145
                                                                 18       200 SH          Other                                 200
Northern Trust Corp               COM            665859104     1548     15955 SH          Sole                        3250    14980
PepsiCo Inc                       COM            713448108     2291     59225 SH          Sole                       10475    55950
                                                                 12       300 SH          Other                                 300
Pfizer Inc                        COM            717081103     1592     14610 SH          Sole                        3420    13560


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[LAKE FOREST CAPITAL MANAGEMENT LOGO]


===================================================================================================================================

                                                        FORM 13F
                                            Lake Forest Capital Management Co.
                                                      June 30, 1999

                                                                                                                     VOTING
                                                                                                                   AUTHORITY
                                                                                                              --------------------
                                                               VALUE  SHARES/ SH/  PUT/  INVSTMT    OTHER
       NAME OF ISSUER             TITLE OF CLASS  CUSIP      (X$1000) PRN AMT PRN  CALL  DSCRETN   MANAGERS   SOLE  SHARED   NONE
------------------------------    --------------  -----      -------- ------- --   ----  -------   --------   ----  ------  -------
                                                                 11       100 SH          Other                                 100
Proctor & Gamble                  COM            742718109     1549     17360 SH          Sole                        2700    16610
                                                                 11       125 SH          Other                                 125
Royal Dutch Petrol (ADR)          COM            780257804     1406     23332 SH          Sole                        2995    22607
SBC Communications Inc            COM            78387G103     3098     53418 SH          Sole                        7575    51018
                                                                 12       200 SH          Other                                 200
Schlumberger Ltd                  COM            806857108      334      5250 SH          Sole                         300     5250
Starbucks Corp                    COM            855244109     2628     69958 SH          Sole                       10173    67233
Sun Microsystems Inc              COM            866810104     1044     15160 SH          Sole                        3440    14210
TRW Inc                           COM            872649108      233      4250 SH          Sole                                 4250
Telefonica de Espana SA (ADR)     COM            879382208     2284     15528 SH          Sole                        1828    15112
                                                                  8        52 SH          Other                                  52
Tellabs Inc                       COM            879664100     3460     51210 SH          Sole                        6900    49110
Texaco Inc                        COM            881694103      934     14979 SH          Sole                         450    14979
Volkswagen (ADR)                  COM            928662303      760     58900 SH          Sole                         600    58900
                                                                  9       700 SH          Other                                 700
Walgreen Co                       COM            931422109     1223     41620 SH          Sole                       10295    38645
Warner-Lambert                    COM            934488107      393      5690 SH          Sole                                 5690
Washington Post Co Class B        COM            939640108      215       400 SH          Sole                                  400
Watson Pharmaceuticals            COM            942683103     1287     36716 SH          Sole                        7600    34566
                                                                  4       100 SH          Other                                 100
Williams Co Inc                   COM            969457100     2038     47875 SH          Sole                        7875    45900
                                                                  9       200 SH          Other                                 200
Xerox Corp                        COM            984121103     1159     19625 SH          Sole                        3750    18675
                                                                 12       200 SH          Other                                 200
AirTouch Communications           COM            00949T100      215      2000 SH          Other                                2000
Amalgamated Investments Co Cla    COM            022991103      270      2250 SH          Other                                2250
Nokia Corp (ADR)                  COM            654902204      293      3200 SH          Other                                3200
Sears Roebuck and Co              COM            812387108      356      8000 SH          Other                                8000
American Legacy Growth Fund II                                 1823    375492 SH          Other                              375492
Guardian Insurance & Annuity C                                 1422     11358 SH          Other                               11358
Guardian Insurance & Annuity C                                 1148     24545 SH          Other                               24545
Guardian Insurance & Annuity C                                  866     18518 SH          Other                               18518
Lincoln Med Cap Equity Fund                                     327     25543 SH          Other                               25543
NL - Dreyfus Stock Index                                        390     12796 SH          Other                               12796
NL - Fidelity VIP Equity                                        278      6364 SH          Other                                6364
NL - Fidelity VIP Growth                                        321      4370 SH          Other                                4370
Phoenix Strategic Edge Growth                                  4208    285772 SH          Other                              285772
REPORT SUMMARY                    142 DATA RECORDS           166983            0          OTHER MANAGERS ON WHOSE BEHALF
                                                                                          REPORT IS FILED

Do not save this save this screen as a text file. This report automaticall creates the text file 13ftable.txt, which meets all
SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.


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